FINANCIAL STATEMENTS (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
FINANCIAL STATEMENTS [Abstract]
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures.  Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Risk

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk.  These financial instruments consist primarily of cash.  At December 31, 2012, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Property and Equipment

Equipment is stated at cost.  Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years.   When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Income Statement.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 "Property, Plant, and Equipment".  Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.  When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are stated at cost.  Patents are amortized over their estimated useful lives, generally 20 years.  When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Income Statement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

Income Taxes

The Company follows FASB ASC 740, "Income Taxes," which requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share
Loss per Share

The Company follows Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2013 and 2012, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Loss Per Share

The Company follows FASB ASC 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2012 and 2011, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Comprehensive Income
Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net income (loss).

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Issued and Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted

As of June 30, 2013, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of June 30, 2013 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of December 31, 2012 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2012, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.